THE ALGER PORTFOLIOS
Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio
QUARTERLY REPORT
March 31, 2025 (UNAUDITED)

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—1.2%
HEICO Corp., Cl. A	30,445	$ 6,422,982
APPAREL ACCESSORIES & LUXURY GOODS—0.1%
LVMH Moët Hennessy Louis Vuitton SE	905	560,447
APPLICATION SOFTWARE—6.8%
AppLovin Corp., Cl. A*	107,852	28,577,545
Autodesk, Inc.*	9,723	2,545,481
Cadence Design Systems, Inc.*	14,226	3,618,099
Core Scientific, Inc.*	340,259	2,463,475
Fair Isaac Corp.*	345	636,235
Palantir Technologies, Inc., Cl. A*	3,580	302,152

		38,142,987
AUTOMOBILE MANUFACTURERS—2.2%
Tesla, Inc.*	47,926	12,420,502
BIOTECHNOLOGY—2.6%
AbbVie, Inc.	18,217	3,816,826
Ascendis Pharma A/S ADR*	4,280	667,081
BioNTech SE ADR*	4,004	364,604
Natera, Inc.*	58,966	8,338,382
Nuvalent, Inc., Cl. A*	15,444	1,095,288

		14,282,181
BROADLINE RETAIL—9.1%
Amazon.com, Inc.*	224,498	42,712,989
Global-e Online Ltd.*	51,766	1,845,458
MercadoLibre, Inc.*	3,111	6,069,157

		50,627,604
BUILDING PRODUCTS—0.2%
Builders FirstSource, Inc.*	9,277	1,159,068
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	63,538	2,615,224
CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	2,496	1,193,413
DIVERSIFIED BANKS—0.4%
Wells Fargo & Co.	33,466	2,402,524
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	1,410	284,299
NRG Energy, Inc.	52,111	4,974,516
PPL Corp.	39,883	1,440,175

		6,698,990
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Vertiv Holdings Co., Cl. A	123,062	8,885,076
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
ELECTRONIC COMPONENTS—0.4%
Coherent Corp.*	34,972	$ 2,271,082
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
Itron, Inc.*	13,357	1,399,279
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
GFL Environmental, Inc.	301,344	14,557,929
FINANCIAL EXCHANGES & DATA—1.0%
S&P Global, Inc.	11,471	5,828,415
HEALTHCARE DISTRIBUTORS—0.1%
Cardinal Health, Inc.	4,078	561,826
HEALTHCARE EQUIPMENT—2.3%
Abbott Laboratories	5,158	684,209
Boston Scientific Corp.*	43,471	4,385,355
Glaukos Corp.*	4,377	430,784
Intuitive Surgical, Inc.*	14,923	7,390,914

		12,891,262
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.5%
Talen Energy Corp.*	43,239	8,633,531
Vistra Corp.	46,455	5,455,675

		14,089,206
INTERACTIVE HOME ENTERTAINMENT—2.6%
Roblox Corp., Cl. A*	20,485	1,194,071
Sea Ltd. ADR*	89,745	11,710,825
Take-Two Interactive Software, Inc.*	7,574	1,569,711

		14,474,607
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C	57,504	8,983,850
Meta Platforms, Inc., Cl. A	71,611	41,273,716
Pinterest, Inc., Cl. A*	28,166	873,146

		51,130,712
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Cloudflare, Inc., Cl. A*	18,560	2,091,526
Snowflake, Inc., Cl. A*	4,829	705,807

		2,797,333
INVESTMENT BANKING & BROKERAGE—1.2%
Robinhood Markets, Inc., Cl. A*	158,105	6,580,330
MOVIES & ENTERTAINMENT—5.5%
Liberty Media Corp. Series C Liberty Formula One *	61,651	5,549,206
Netflix, Inc.*	19,690	18,361,516
Spotify Technology SA*	11,466	6,306,644
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
MOVIES & ENTERTAINMENT—5.5% (CONT.)
TKO Group Holdings, Inc., Cl. A	4,086	$ 624,382

		30,841,748
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	5,438	1,096,083
PASSENGER AIRLINES—0.5%
Delta Air Lines, Inc.	17,548	765,093
United Airlines Holdings, Inc.*	32,750	2,261,387

		3,026,480
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	7,783	6,428,058
RESEARCH & CONSULTING SERVICES—0.2%
Equifax, Inc.	5,718	1,392,676
RESTAURANTS—0.1%
DoorDash, Inc., Cl. A*	1,539	281,283
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.3%
ASML Holding NV ADR	2,369	1,569,771
SEMICONDUCTORS—17.1%
Astera Labs, Inc.*	41,536	2,478,453
Broadcom, Inc.	89,290	14,949,825
indie Semiconductor, Inc., Cl. A*	197,421	401,752
Micron Technology, Inc.	11,434	993,500
NVIDIA Corp.	570,184	61,796,542
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,374	15,002,084

		95,622,156
SYSTEMS SOFTWARE—12.5%
Microsoft Corp.	182,441	68,486,527
Nebius Group NV, Cl. A*	70,276	1,483,526

		69,970,053
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	158,657	35,242,479
Pure Storage, Inc., Cl. A*	10,947	484,624

		35,727,103
TRANSACTION & PAYMENT PROCESSING SERVICES—2.3%
Block, Inc.*	7,156	388,785
Visa, Inc., Cl. A	34,773	12,186,546

		12,575,331
TOTAL COMMON STOCKS (Cost $285,336,846)		530,523,721
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.5%
Databricks, Inc., Series J(a),*,@	68,003	$ 6,290,278
SB Technology, Inc., Series E(a),*,@	102,616	1,766,021

		8,056,299
DIVERSIFIED FINANCIAL SERVICES—0.0%
Chime Financial, Inc., Series G(a),*,@	6,689	202,676
TOTAL PREFERRED STOCKS (Cost $8,518,307)		8,258,975
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		351,348
(Cost $475,000)		351,348
SHORT-TERM SECURITIES—2.7%
MONEY MARKET FUNDS—2.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)	15,011,938	15,011,938
(Cost $15,011,938)		15,011,938

Total Investments (Cost $309,342,091)	99.4%	$554,145,982
Affiliated Securities (Cost $475,000)		351,348
Unaffiliated Securities (Cost $308,867,091)		553,794,634
Other Assets in Excess of Liabilities	0.6%	3,417,186
NET ASSETS	100.0%	$557,563,168

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2025
Chime Financial, Inc., Series G	8/24/21	$462,008	$202,676	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	351,348	0.1%
Databricks, Inc., Series J	12/17/24	6,290,278	6,290,278	1.2%
SB Technology, Inc., Series E	10/23/24	1,766,021	1,766,021	0.3%
Total		$8,993,307	$8,610,323	1.6%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.8%
AEROSPACE & DEFENSE—2.0%
HEICO Corp.	24,092	$ 6,437,142
APPLICATION SOFTWARE—5.7%
AppLovin Corp., Cl. A*	60,157	15,939,800
Cadence Design Systems, Inc.*	2,484	631,756
Palantir Technologies, Inc., Cl. A*	18,352	1,548,909

		18,120,465
BIOTECHNOLOGY—4.9%
AbbVie, Inc.	9,609	2,013,278
Amgen, Inc.	5,363	1,670,843
BioNTech SE ADR*	7,634	695,152
Forte Biosciences, Inc.*	71,791	557,098
Natera, Inc.*	73,979	10,461,370

		15,397,741
BROADLINE RETAIL—11.1%
Amazon.com, Inc.*	119,744	22,782,493
MercadoLibre, Inc.*	6,311	12,311,941

		35,094,434
CARGO GROUND TRANSPORTATION—0.2%
Old Dominion Freight Line, Inc.	4,643	768,184
CASINOS & GAMING—0.7%
DraftKings, Inc., Cl. A*	62,136	2,063,537
COMMUNICATIONS EQUIPMENT—0.4%
Arista Networks, Inc.*	16,600	1,286,168
CONSTRUCTION MATERIALS—3.0%
Martin Marietta Materials, Inc.	19,532	9,338,835
ELECTRICAL COMPONENTS & EQUIPMENT—3.4%
Enovix Corp.*	748,634	5,494,973
Vertiv Holdings Co., Cl. A	71,969	5,196,162

		10,691,135
FINANCIAL EXCHANGES & DATA—1.0%
S&P Global, Inc.	6,434	3,269,115
HEALTHCARE DISTRIBUTORS—1.5%
Cardinal Health, Inc.	16,215	2,233,941
McKesson Corp.	3,871	2,605,144

		4,839,085
HEALTHCARE EQUIPMENT—1.7%
Abbott Laboratories	15,571	2,065,493
Boston Scientific Corp.*	17,237	1,738,869
Intuitive Surgical, Inc.*	1,380	683,473
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.8% (CONT.)
HEALTHCARE EQUIPMENT—1.7% (CONT.)
Stryker Corp.	2,274	$ 846,496

		5,334,331
HEALTHCARE TECHNOLOGY—0.7%
Veeva Systems, Inc., Cl. A*	9,845	2,280,397
HOTELS RESORTS & CRUISE LINES—2.4%
Trip.com Group Ltd. ADR	117,131	7,447,189
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
Talen Energy Corp.*	22,742	4,540,895
Vistra Corp.	24,731	2,904,409

		7,445,304
INTERACTIVE HOME ENTERTAINMENT—3.1%
Roblox Corp., Cl. A*	27,582	1,607,755
Sea Ltd. ADR*	36,863	4,810,253
Take-Two Interactive Software, Inc.*	15,706	3,255,068

		9,673,076
INTERACTIVE MEDIA & SERVICES—5.9%
Alphabet, Inc., Cl. C	18,694	2,920,563
Meta Platforms, Inc., Cl. A	27,113	15,626,849

		18,547,412
INTERNET SERVICES & INFRASTRUCTURE—0.7%
Cloudflare, Inc., Cl. A*	20,307	2,288,396
MOVIES & ENTERTAINMENT—6.8%
Netflix, Inc.*	16,544	15,427,777
Spotify Technology SA*	10,775	5,926,573

		21,354,350
PASSENGER GROUND TRANSPORTATION—1.5%
Uber Technologies, Inc.*	64,765	4,718,778
PHARMACEUTICALS—0.3%
Eli Lilly & Co.	1,037	856,469
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.4%
ASML Holding NV ADR	4,681	3,101,771
Lam Research Corp.	63,212	4,595,512

		7,697,283
SEMICONDUCTORS—14.0%
Astera Labs, Inc.*	44,790	2,672,619
Broadcom, Inc.	57,275	9,589,553
Marvell Technology, Inc.	90,079	5,546,164
NVIDIA Corp.	213,816	23,173,378
Rambus, Inc.*	28,406	1,470,721
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.8% (CONT.)
SEMICONDUCTORS—14.0% (CONT.)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,046	$ 1,501,636

		43,954,071
SYSTEMS SOFTWARE—8.9%
Crowdstrike Holdings, Inc., Cl. A*	15,237	5,372,261
Microsoft Corp.	52,382	19,663,679
ServiceNow, Inc.*	3,654	2,909,096

		27,945,036
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.1%
Apple, Inc.	58,181	12,923,746
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Visa, Inc., Cl. A	9,244	3,239,652
TOTAL COMMON STOCKS (Cost $185,134,239)		283,011,331
EXCHANGE TRADED FUNDS—2.5%
Alger 35 ETF(a)	353,188	7,750,110
(Cost $6,792,657)		7,750,110
MUTUAL FUNDS—2.7%
Alger 35 Fund, Cl. Z(a)	559,471	8,487,180
(Cost $7,604,417)		8,487,180
PREFERRED STOCKS—1.7%
APPLICATION SOFTWARE—1.7%
SB Technology, Inc., Series E(b),*,@	315,833	5,435,486
(Cost $5,435,486)		5,435,486
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,405,392
(Cost $1,900,000)		1,405,392
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—2.7%
MONEY MARKET FUNDS—2.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)	8,647,023	$ 8,647,023
(Cost $8,647,023)		8,647,023

Total Investments (Cost $215,513,822)	99.9%	$314,736,522
Affiliated Securities (Cost $16,297,074)		17,642,682
Unaffiliated Securities (Cost $199,216,748)		297,093,840
Other Assets in Excess of Liabilities	0.1%	266,355
NET ASSETS	100.0%	$315,002,877

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$1,405,392	0.5%
SB Technology, Inc., Series E	10/23/24	5,435,486	5,435,486	1.7%
Total		$7,335,486	$6,840,878	2.2%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.1%
AEROSPACE & DEFENSE—1.0%
TransDigm Group, Inc.	294	$ 406,687
APPAREL RETAIL—0.3%
The Gap, Inc.	4,806	99,052
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	728	279,210
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Blackrock, Inc.	635	601,015
Blackstone, Inc.	3,619	505,864
Blue Owl Capital, Inc., Cl. A	10,974	219,919

		1,326,798
BIOTECHNOLOGY—3.5%
AbbVie, Inc.	4,485	939,697
Amgen, Inc.	827	257,652
Gilead Sciences, Inc.	1,784	199,897

		1,397,246
BROADLINE RETAIL—2.8%
Amazon.com, Inc.*	5,970	1,135,852
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	2,793	223,747
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	7,596	280,292
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,062	72,005
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	6,058	373,839
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	2,458	180,933
CONSUMER ELECTRONICS—0.7%
Garmin, Ltd.	1,254	272,281
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
Walmart, Inc.	5,627	493,994
COPPER—0.6%
Southern Copper Corp.	2,757	257,669
DIVERSIFIED BANKS—5.3%
Bank of America Corp.	11,265	470,088
Fifth Third Bancorp	3,864	151,469
JPMorgan Chase & Co.	6,133	1,504,425

		2,125,982
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,402	241,168
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	2,555	$ 694,526
ELECTRONIC COMPONENTS—0.5%
Corning, Inc.	4,345	198,914
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	1,575	417,832
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	202,233
HEALTHCARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	1,802	248,262
HEALTHCARE EQUIPMENT—1.1%
Abbott Laboratories	1,626	215,689
Medtronic PLC	2,426	218,000

		433,689
HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	2,088	765,231
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	3,416	582,155
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	2,473	523,658
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	1,384	408,169
INTEGRATED OIL & GAS—4.2%
Chevron Corp.	3,895	651,595
Exxon Mobil Corp.	6,232	741,172
TotalEnergies SE ADR	4,622	298,997

		1,691,764
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Verizon Communications, Inc.	7,543	342,150
INTERACTIVE MEDIA & SERVICES—7.4%
Alphabet, Inc., Cl. A	7,709	1,192,120
Alphabet, Inc., Cl. C	5,996	936,755
Meta Platforms, Inc., Cl. A	1,463	843,215

		2,972,090
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	7,930	925,193
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	604	150,191
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	1,883	986,221
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	2,053	$ 227,041
Sempra	2,782	198,524

		425,565
OIL & GAS STORAGE & TRANSPORTATION—0.6%
ONEOK, Inc.	2,482	246,264
OTHER SPECIALTY RETAIL—0.3%
Dick's Sporting Goods, Inc.	492	99,168
PHARMACEUTICALS—5.6%
AstraZeneca PLC ADR	3,992	293,412
Bristol-Myers Squibb Co.	3,646	222,370
Eli Lilly & Co.	799	659,902
GSK PLC ADR	2,342	90,729
Johnson & Johnson	2,564	425,214
Merck & Co., Inc.	2,302	206,628
Novartis AG ADR	1,701	189,627
Pfizer, Inc.	6,356	161,061

		2,248,943
PROPERTY & CASUALTY INSURANCE—0.7%
The Hartford Financial Services Group, Inc.	2,287	282,971
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	1,293	305,458
RESTAURANTS—1.5%
McDonald's Corp.	1,094	341,733
Starbucks Corp.	2,588	253,857

		595,590
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.1%
KLA Corp.	1,818	1,235,876
SEMICONDUCTORS—7.4%
Broadcom, Inc.	11,429	1,913,557
QUALCOMM, Inc.	3,947	606,299
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,552	423,632

		2,943,488
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.1%
PepsiCo, Inc.	2,523	378,298
The Coca-Cola Co.	6,203	444,259

		822,557
SYSTEMS SOFTWARE—9.2%
Microsoft Corp.	9,278	3,482,869
Oracle Corp.	1,277	178,537

		3,661,406
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	13,606	$ 3,022,301
Dell Technologies, Inc., Cl. C	2,123	193,511

		3,215,812
TOBACCO—1.5%
Altria Group, Inc.	4,688	281,374
Philip Morris International, Inc.	1,906	302,539

		583,913
TRADING COMPANIES & DISTRIBUTORS—0.5%
Ferguson Enterprises, Inc.	1,210	193,878
TRANSACTION & PAYMENT PROCESSING SERVICES—1.9%
Visa, Inc., Cl. A	2,216	776,619
TOTAL COMMON STOCKS (Cost $12,256,449)		38,346,541
MASTER LIMITED PARTNERSHIP—0.5%
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	3,108	205,252
(Cost $92,699)		205,252
REAL ESTATE INVESTMENT TRUST—3.2%
HEALTHCARE—1.0%
Welltower, Inc.	2,705	414,433
INDUSTRIAL—0.3%
Prologis, Inc.	1,199	134,036
RETAIL—0.8%
Simon Property Group, Inc.	1,876	311,566
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	1,911	217,434
TELECOM TOWER—0.6%
Crown Castle, Inc.	2,202	229,515
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $785,677)		1,306,984
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	71,608	$ 71,608
(Cost $71,608)		71,608

Total Investments (Cost $13,206,433)	100.0%	$39,930,385
Unaffiliated Securities (Cost $13,206,433)		39,930,385
Liabilities in Excess of Other Assets	(0.0)%	(19,767)
NET ASSETS	100.0%	$39,910,618

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%
AEROSPACE & DEFENSE—4.2%
Axon Enterprise, Inc.*	5,096	$ 2,680,241
HEICO Corp.	10,476	2,799,083

		5,479,324
APPLICATION SOFTWARE—18.9%
AppLovin Corp., Cl. A*	18,601	4,928,707
Clearwater Analytics Holdings, Inc., Cl. A*	90,774	2,432,743
Constellation Software, Inc.	1,505	4,766,229
Fair Isaac Corp.*	265	488,703
Guidewire Software, Inc.*	14,411	2,700,045
Palantir Technologies, Inc., Cl. A*	57,095	4,818,818
Procore Technologies, Inc.*	18,011	1,189,086
The Descartes Systems Group, Inc.*	32,828	3,304,814

		24,629,145
ASSET MANAGEMENT & CUSTODY BANKS—4.0%
Ares Management Corp., Cl. A	9,032	1,324,181
Blue Owl Capital, Inc., Cl. A	196,995	3,947,780

		5,271,961
AUTOMOTIVE RETAIL—1.1%
Carvana Co.*	6,987	1,460,842
BIOTECHNOLOGY—2.1%
Natera, Inc.*	17,627	2,492,634
Vaxcyte, Inc.*	5,927	223,804

		2,716,438
BROADLINE RETAIL—0.8%
Global-e Online Ltd.*	28,057	1,000,232
BUILDING PRODUCTS—1.3%
Builders FirstSource, Inc.*	14,003	1,749,535
CARGO GROUND TRANSPORTATION—1.3%
Old Dominion Freight Line, Inc.	10,559	1,746,986
CONSTRUCTION & ENGINEERING—1.4%
Comfort Systems USA, Inc.	5,759	1,856,298
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	3,409	1,629,945
DIVERSIFIED BANKS—0.8%
NU Holdings, Ltd., Cl. A*	97,097	994,273
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Vertiv Holdings Co., Cl. A	42,325	3,055,865
ELECTRONIC COMPONENTS—1.7%
Amphenol Corp., Cl. A	34,408	2,256,821
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.0% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—5.3%
GFL Environmental, Inc.	142,959	$ 6,906,349
FINANCIAL EXCHANGES & DATA—0.9%
MSCI, Inc., Cl. A	2,072	1,171,716
HEALTHCARE EQUIPMENT—1.2%
IDEXX Laboratories, Inc.*	3,705	1,555,915
HEALTHCARE TECHNOLOGY—1.2%
Veeva Systems, Inc., Cl. A*	6,490	1,503,279
HOME IMPROVEMENT RETAIL—0.6%
Floor & Decor Holdings, Inc., Cl. A*	9,542	767,845
HOMEBUILDING—2.0%
NVR, Inc.*	363	2,629,714
HOMEFURNISHING RETAIL—0.7%
Wayfair, Inc., Cl. A*	28,671	918,332
HOTELS RESORTS & CRUISE LINES—1.7%
Hilton Worldwide Holdings, Inc.	9,919	2,257,069
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	5,761	1,079,266
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.0%
Talen Energy Corp.*	19,585	3,910,537
INSURANCE BROKERS—1.6%
Ryan Specialty Holdings, Inc., Cl. A	28,641	2,115,711
INTERACTIVE HOME ENTERTAINMENT—1.2%
Roblox Corp., Cl. A*	27,754	1,617,781
INTERACTIVE MEDIA & SERVICES—2.0%
Pinterest, Inc., Cl. A*	84,006	2,604,186
INTERNET SERVICES & INFRASTRUCTURE—2.4%
Cloudflare, Inc., Cl. A*	21,527	2,425,877
Snowflake, Inc., Cl. A*	4,487	655,820

		3,081,697
INVESTMENT BANKING & BROKERAGE—0.9%
Robinhood Markets, Inc., Cl. A*	28,507	1,186,461
IT CONSULTING & OTHER SERVICES—1.4%
Globant SA*	15,117	1,779,573
LIFE SCIENCES TOOLS & SERVICES—2.1%
Repligen Corp.*	11,888	1,512,629
West Pharmaceutical Services, Inc.	5,174	1,158,355

		2,670,984
MOVIES & ENTERTAINMENT—4.1%
Spotify Technology SA*	5,161	2,838,705
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.0% (CONT.)
MOVIES & ENTERTAINMENT—4.1% (CONT.)
TKO Group Holdings, Inc., Cl. A	16,632	$ 2,541,536

		5,380,241
PERSONAL CARE PRODUCTS—0.9%
e.l.f. Beauty, Inc.*	19,459	1,221,831
PROPERTY & CASUALTY INSURANCE—1.7%
Intact Financial Corp.	10,557	2,156,884
REAL ESTATE SERVICES—4.0%
CBRE Group, Inc., Cl. A*	26,960	3,525,829
CoStar Group, Inc.*	21,908	1,735,771

		5,261,600
RESEARCH & CONSULTING SERVICES—2.3%
TransUnion	15,335	1,272,651
Verisk Analytics, Inc.	5,664	1,685,720

		2,958,371
RESTAURANTS—1.5%
Chipotle Mexican Grill, Inc.*	38,612	1,938,708
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
Onto Innovation, Inc.*	4,058	492,398
SEMICONDUCTORS—3.6%
Astera Labs, Inc.*	15,454	922,140
Lattice Semiconductor Corp.*	19,233	1,008,771
Marvell Technology, Inc.	19,428	1,196,182
Monolithic Power Systems, Inc.	2,685	1,557,246

		4,684,339
TRADING COMPANIES & DISTRIBUTORS—3.3%
FTAI Aviation Ltd.	26,092	2,896,995
United Rentals, Inc.	2,135	1,338,004

		4,234,999
TOTAL COMMON STOCKS (Cost $101,737,621)		119,933,451
EXCHANGE TRADED FUNDS—3.4%
Alger Mid Cap 40 ETF(a)	278,763	4,439,161
(Cost $5,573,243)		4,439,161
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(b),*,@	34,722	597,566
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(b),*,@	170,419	—
TOTAL PREFERRED STOCKS (Cost $1,364,451)		597,566
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	425,098	$ —
(Cost $227,341)		—
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		647,220
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		240,396

		887,616
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		887,616
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $—)		—
SHORT-TERM SECURITIES—3.0%
MONEY MARKET FUNDS—3.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)	3,928,632	3,928,632
(Cost $3,928,632)		3,928,632

Total Investments (Cost $114,031,288)	99.6%	$129,786,426
Affiliated Securities (Cost $6,773,243)		5,326,777
Unaffiliated Securities (Cost $107,258,045)		124,459,649
Other Assets in Excess of Liabilities	0.4%	517,013
NET ASSETS	100.0%	$130,303,439

CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$647,220	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	240,396	0.2%
Prosetta Biosciences, Inc., Series D	2/16/15	766,885	—	0.0%
SB Technology, Inc., Series E	10/23/24	597,566	597,566	0.5%
Tolero CDR	2/16/17	227,341	—	0.0%
Total		$2,791,792	$1,485,182	1.2%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.4%
AEROSPACE & DEFENSE—1.5%
Bombardier, Inc., Cl. B*	20,745	$ 1,167,388
Karman Holdings, Inc.*	632	21,122
Loar Holdings, Inc.*	8,602	607,731

		1,796,241
APPAREL RETAIL—2.9%
Abercrombie & Fitch Co., Cl. A*	5,346	408,274
Aritzia, Inc.*	52,720	1,853,012
Victoria's Secret & Co.*	69,753	1,296,011

		3,557,297
APPLICATION SOFTWARE—18.6%
ACI Worldwide, Inc.*	8,592	470,068
AppFolio, Inc., Cl. A*	1,841	404,836
Blackbaud, Inc.*	17,553	1,089,164
BlackLine, Inc.*	23,074	1,117,243
Clearwater Analytics Holdings, Inc., Cl. A*	41,237	1,105,152
Guidewire Software, Inc.*	20,160	3,777,177
InterDigital, Inc.	8,528	1,763,164
Manhattan Associates, Inc.*	12,629	2,185,322
nCino, Inc.*	35,687	980,322
Q2 Holdings, Inc.*	46,517	3,721,825
SPS Commerce, Inc.*	24,641	3,270,600
Vertex, Inc., Cl. A*	71,460	2,501,815
Workiva, Inc., Cl. A*	4,928	374,084

		22,760,772
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Hamilton Lane, Inc., Cl. A	4,226	628,279
AUTOMOTIVE PARTS & EQUIPMENT—0.4%
Modine Manufacturing Co.*	6,003	460,730
BIOTECHNOLOGY—12.6%
Absci Corp.*	339,522	852,200
Akero Therapeutics, Inc.*	43,238	1,750,274
Biohaven, Ltd.*	18,674	448,923
Blueprint Medicines Corp.*	7,126	630,722
Cabaletta Bio, Inc.*	118,989	164,800
CareDx, Inc.*	68,882	1,222,656
Centessa Pharmaceuticals PLC ADR*	29,578	425,332
Forte Biosciences, Inc.*	42,865	332,632
Insmed, Inc.*	20,222	1,542,736
Instil Bio, Inc.*	8,942	155,233
Merus NV*	13,152	553,568
MoonLake Immunotherapeutics*	30,605	1,195,737
Natera, Inc.*	8,184	1,157,300
NewAmsterdam Pharma Co. NV*	6,809	139,380
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
BIOTECHNOLOGY—12.6% (CONT.)
Nuvalent, Inc., Cl. A*	27,129	$ 1,923,989
ORIC Pharmaceuticals, Inc.*	55,011	306,961
Revolution Medicines, Inc.*	32,882	1,162,708
Soleno Therapeutics, Inc.*	5,845	417,625
Twist Bioscience Corp.*	26,830	1,053,346

		15,436,122
BUILDING PRODUCTS—2.4%
CSW Industrials, Inc.	7,801	2,274,147
The AZEK Co., Inc., Cl. A*	12,683	620,072

		2,894,219
CONSTRUCTION & ENGINEERING—1.5%
Construction Partners, Inc., Cl. A*	9,077	652,364
Tutor Perini Corp.*	50,447	1,169,361

		1,821,725
CONSUMER FINANCE—0.8%
Upstart Holdings, Inc.*	20,470	942,234
CONSUMER STAPLES MERCHANDISE RETAIL—2.4%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,970,822
EDUCATION SERVICES—1.7%
Duolingo, Inc.*	3,170	984,412
KinderCare Learning Cos., Inc.*	22,047	255,524
Universal Technical Institute, Inc.*	34,116	876,099

		2,116,035
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Enovix Corp.*	131,517	965,335
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
PAR Technology Corp.*	4,898	300,443
ELECTRONIC MANUFACTURING SERVICES—0.8%
Fabrinet*	4,902	968,194
FOOD RETAIL—0.4%
Grocery Outlet Holding Corp.*	36,010	503,420
HEALTHCARE EQUIPMENT—2.1%
Beta Bionics, Inc.*	2,396	29,327
Ceribell, Inc.*	8,804	169,125
Glaukos Corp.*	17,014	1,674,518
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	57,458
iRhythm Technologies, Inc.*	3,510	367,427
Tandem Diabetes Care, Inc.*	14,383	275,578

		2,573,433
HEALTHCARE SERVICES—3.2%
GeneDx Holdings Corp.*	21,069	1,865,976
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
HEALTHCARE SERVICES—3.2% (CONT.)
Guardant Health, Inc.*	49,175	$ 2,094,855

		3,960,831
HEALTHCARE SUPPLIES—0.5%
Neogen Corp.*	75,106	651,169
HEALTHCARE TECHNOLOGY—0.3%
Health Catalyst, Inc.*	88,344	400,198
HOMEFURNISHING RETAIL—0.6%
RH*	3,389	794,416
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.2%
Gates Industrial Corp. PLC*	170,180	3,133,014
RBC Bearings, Inc.*	9,901	3,185,845

		6,318,859
INTERACTIVE MEDIA & SERVICES—0.5%
Reddit, Inc., Cl. A*	5,335	559,642
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Wix.com Ltd.*	7,469	1,220,285
INVESTMENT BANKING & BROKERAGE—1.3%
Moelis & Co., Cl. A	10,075	587,977
Piper Sandler Cos.	3,977	984,944

		1,572,921
LEISURE FACILITIES—2.1%
Life Time Group Holdings, Inc.*	21,769	657,424
Planet Fitness, Inc., Cl. A*	20,418	1,972,583

		2,630,007
LIFE SCIENCES TOOLS & SERVICES—5.0%
10X Genomics, Inc., Cl. A*	19,365	169,056
Bio-Techne Corp.	45,713	2,680,153
CryoPort, Inc.*	151,946	923,832
MaxCyte, Inc.*	135,576	370,123
Repligen Corp.*	11,536	1,467,841
Tempus AI, Inc.*	10,839	522,873

		6,133,878
OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International PLC	11,872	635,746
OIL & GAS EXPLORATION & PRODUCTION—3.8%
Magnolia Oil & Gas Corp., Cl. A	185,233	4,678,986
PASSENGER AIRLINES—1.0%
Joby Aviation, Inc.*	198,786	1,196,692
PERSONAL CARE PRODUCTS—0.5%
Oddity Tech, Ltd., Cl. A*	15,144	655,129
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
RESTAURANTS—7.4%
Kura Sushi USA, Inc., Cl. A*	15,690	$ 803,328
Portillo's, Inc., Cl. A*	123,037	1,462,910
Shake Shack, Inc., Cl. A*	27,985	2,467,438
The Cheesecake Factory, Inc.	24,096	1,172,511
Wingstop, Inc.	14,017	3,161,954

		9,068,141
SEMICONDUCTORS—3.6%
Astera Labs, Inc.*	28,042	1,673,266
Rambus, Inc.*	18,532	959,495
Universal Display Corp.	12,336	1,720,625

		4,353,386
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	12,320	438,838
SPECIALIZED CONSUMER SERVICES—0.2%
European Wax Center, Inc., Cl. A*	54,982	217,179
SPECIALTY CHEMICALS—0.9%
Balchem Corp.	6,949	1,153,534
SYSTEMS SOFTWARE—2.4%
CyberArk Software Ltd.*	3,216	1,087,008
Nebius Group NV, Cl. A*	31,754	670,327
Rapid7, Inc.*	12,630	334,821
Varonis Systems, Inc.*	20,029	810,173

		2,902,329
TRADING COMPANIES & DISTRIBUTORS—1.0%
FTAI Aviation Ltd.	9,845	1,093,090
SiteOne Landscape Supply, Inc.*	129	15,666
Xometry, Inc., Cl. A*	6,183	154,081

		1,262,837
TRANSACTION & PAYMENT PROCESSING SERVICES—0.4%
Marqeta, Inc., Cl. A*	126,785	522,354
TOTAL COMMON STOCKS (Cost $97,856,309)		112,022,658
PREFERRED STOCKS—0.7%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(a),*,@	37,494	645,272
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	85,998	—
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	3,724,402	212,291
TOTAL PREFERRED STOCKS (Cost $1,227,113)		857,563
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	$ 8,051
Tolero CDR(a),*,@	287,830	—

		8,051
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	51,059
TOTAL RIGHTS (Cost $155,594)		59,110
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,035,552
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		221,904

		1,257,456
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,257,456
SHORT-TERM SECURITIES—6.1%
MONEY MARKET FUNDS—6.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)	7,408,681	7,408,681
(Cost $7,408,681)		7,408,681

Total Investments (Cost $108,347,697)	99.3%	$121,605,468
Affiliated Securities (Cost $1,700,000)		1,257,456
Unaffiliated Securities (Cost $106,647,697)		120,348,012
Other Assets in Excess of Liabilities	0.7%	893,698
NET ASSETS	100.0%	$122,499,166

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$1,035,552	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	221,904	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	51,059	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	57,458	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	194,849	212,291	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	8,051	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
SB Technology, Inc., Series E	10/23/24	645,272	645,272	0.5%
Tolero CDR	2/6/17	155,594	—	0.0%
Total		$4,678,768	$2,231,587	1.9%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—68.7%
AEROSPACE & DEFENSE—0.7%
TransDigm Group, Inc.	311	$ 430,203
APPAREL RETAIL—0.2%
The Gap, Inc.	4,909	101,175
APPLICATION SOFTWARE—0.5%
Adobe, Inc.*	766	293,784
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
Blackrock, Inc.	663	627,516
Blackstone, Inc.	3,665	512,294
Blue Owl Capital, Inc., Cl. A	11,536	231,181

		1,370,991
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	4,594	962,535
Amgen, Inc.	859	267,622
Gilead Sciences, Inc.	1,885	211,214

		1,441,371
BROADLINE RETAIL—2.1%
Amazon.com, Inc.*	6,263	1,191,598
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	2,947	236,084
CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	7,820	288,558
COMMODITY CHEMICALS—0.1%
Dow, Inc.	2,176	75,986
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	6,344	391,488
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	2,577	189,693
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	1,304	283,138
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	5,933	520,858
COPPER—0.5%
Southern Copper Corp.	2,898	270,847
DIVERSIFIED BANKS—3.8%
Bank of America Corp.	11,812	492,915
Fifth Third Bancorp	4,157	162,954
JPMorgan Chase & Co.	6,357	1,559,372

		2,215,241
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,552	251,801
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—68.7% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	2,665	$ 724,427
ELECTRONIC COMPONENTS—0.4%
Corning, Inc.	4,495	205,781
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	1,651	437,994
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,816	211,313
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	1,908	262,865
HEALTHCARE EQUIPMENT—0.8%
Abbott Laboratories	1,658	219,934
Medtronic PLC	2,453	220,426

		440,360
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	2,120	776,959
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,588	611,467
INDUSTRIAL CONGLOMERATES—0.9%
Honeywell International, Inc.	2,587	547,797
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,447	426,749
INTEGRATED OIL & GAS—3.0%
Chevron Corp.	4,072	681,205
Exxon Mobil Corp.	6,436	765,433
TotalEnergies SE ADR	4,866	314,782

		1,761,420
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	7,898	358,253
INTERACTIVE MEDIA & SERVICES—5.3%
Alphabet, Inc., Cl. A	7,950	1,229,388
Alphabet, Inc., Cl. C	6,261	978,156
Meta Platforms, Inc., Cl. A	1,537	885,865

		3,093,409
INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	8,219	958,911
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	637	158,397
MANAGED HEALTHCARE—1.7%
UnitedHealth Group, Inc.	1,933	1,012,409
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—68.7% (CONT.)
MULTI-UTILITIES—0.8%
Consolidated Edison, Inc.	2,135	$ 236,110
Sempra	2,853	203,590

		439,700
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,595	257,476
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	498	100,377
PHARMACEUTICALS—4.0%
AstraZeneca PLC ADR	4,168	306,348
Bristol-Myers Squibb Co.	3,790	231,152
Eli Lilly & Co.	828	683,854
GSK PLC ADR	2,470	95,688
Johnson & Johnson	2,706	448,763
Merck & Co., Inc.	2,404	215,783
Novartis AG ADR	1,780	198,434
Pfizer, Inc.	6,576	166,636

		2,346,658
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,378	294,230
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,339	316,325
RESTAURANTS—1.0%
McDonald's Corp.	1,090	340,483
Starbucks Corp.	2,730	267,786

		608,269
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.2%
KLA Corp.	1,879	1,277,344
SEMICONDUCTORS—5.3%
Broadcom, Inc.	11,845	1,983,208
QUALCOMM, Inc.	4,042	620,892
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,705	449,030

		3,053,130
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.5%
PepsiCo, Inc.	2,616	392,243
The Coca-Cola Co.	6,547	468,896

		861,139
SYSTEMS SOFTWARE—6.6%
Microsoft Corp.	9,636	3,617,258
Oracle Corp.	1,331	186,087

		3,803,345
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—68.7% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	14,136	$ 3,140,030
Dell Technologies, Inc., Cl. C	2,184	199,071

		3,339,101
TOBACCO—1.0%
Altria Group, Inc.	4,895	293,798
Philip Morris International, Inc.	1,990	315,873

		609,671
TRADING COMPANIES & DISTRIBUTORS—0.3%
Ferguson Enterprises, Inc.	1,258	201,569
TRANSACTION & PAYMENT PROCESSING SERVICES—1.4%
Visa, Inc., Cl. A	2,284	800,451
TOTAL COMMON STOCKS (Cost $14,007,585)		39,850,112
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	3,246	214,366
(Cost $97,083)		214,366
REAL ESTATE INVESTMENT TRUST—2.3%
HEALTHCARE—0.7%
Welltower, Inc.	2,782	426,230
INDUSTRIAL—0.2%
Prologis, Inc.	1,253	140,073
RETAIL—0.6%
Simon Property Group, Inc.	1,985	329,669
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,027	230,632
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,262	235,768
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $846,704)		1,362,372

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.4%
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	495,156
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	480,852
BIOTECHNOLOGY—1.7%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	998,772
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.4% (CONT.)
BROADLINE RETAIL—0.9%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	$ 505,390
CONSUMER FINANCE—0.9%
American Express Co., 5.85%, 11/5/27	500,000	518,025
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 3.9%, 9/9/25	500,000	499,313
DIVERSIFIED BANKS—1.7%
Citibank N.A., 4.929%, 8/6/26	500,000	503,402
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	506,636

		1,010,038
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services, Inc., 4.75%, 7/15/30	500,000	502,648
HEALTHCARE DISTRIBUTORS—0.9%
Cardinal Health, Inc., 5%, 11/15/29	500,000	504,265
HOME IMPROVEMENT RETAIL—0.9%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	499,626
INDUSTRIAL CONGLOMERATES—0.9%
Honeywell International, Inc., 4.7%, 2/1/30	500,000	502,854
MANAGED HEALTHCARE—1.7%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	988,334
MULTI-UTILITIES—0.9%
Sempra, 5.4%, 8/1/26	500,000	504,070
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	503,166
PHARMACEUTICALS—2.6%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	507,509
Johnson & Johnson, 4.8%, 6/1/29	500,000	510,330
Novartis Capital Corp., 3.8%, 9/18/29	500,000	489,746

		1,507,585
RESTAURANTS—0.9%
McDonald's Corp., 4.8%, 8/14/28	500,000	505,858
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.9%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	503,930
SPECIALTY CHEMICALS—0.9%
Ecolab, Inc., 5.25%, 1/15/28	500,000	514,218
SYSTEMS SOFTWARE—0.9%
Oracle Corp., 5.8%, 11/10/25	500,000	503,889
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,195,420
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.4% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	$ 491,314
WIRELESS TELECOMMUNICATION SERVICES—1.7%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	491,128
T-Mobile USA, Inc., 5.125%, 5/15/32	500,000	503,342

		994,470
TOTAL CORPORATE BONDS (Cost $14,722,286)		14,729,193
U.S. GOVERNMENT BONDS—1.8%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	546,423
U.S. Treasury Note, 4.125%, 10/31/29	500,000	503,760
TOTAL U.S. GOVERNMENT BONDS (Cost $1,050,952)		1,050,183

	SHARES	VALUE
SHORT-TERM SECURITIES—1.3%
MONEY MARKET FUNDS—1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	760,343	760,343
(Cost $760,343)		760,343

Total Investments (Cost $31,484,953)	99.9%	$57,966,569
Unaffiliated Securities (Cost $31,484,953)		57,966,569
Other Assets in Excess of Liabilities	0.1%	63,265
NET ASSETS	100.0%	$58,029,834

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of  shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Portfolio's quantiative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Portfolios' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolios' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Fund have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$96,447,067	$96,447,067	$—	$—
Consumer Discretionary	64,985,919	64,425,472	560,447	—
Energy	2,615,224	2,615,224	—	—
Financials	27,386,600	27,386,600	—	—
Healthcare	34,163,327	34,163,327	—	—
Industrials	35,444,211	35,444,211	—	—
Information Technology	247,499,764	247,499,764	—	—
Materials	1,193,413	1,193,413	—	—
Utilities	20,788,196	20,788,196	—	—
TOTAL COMMON STOCKS	$530,523,721	$529,963,274	$560,447	$—
PREFERRED STOCKS
Financials	202,676	—	—	202,676
Information Technology	8,056,299	—	—	8,056,299
TOTAL PREFERRED STOCKS	$8,258,975	$—	$—	$8,258,975
SPECIAL PURPOSE VEHICLE
Information Technology	351,348	—	—	351,348
SHORT-TERM INVESTMENTS
Money Market Funds	15,011,938	15,011,938	—	—
TOTAL INVESTMENTS IN SECURITIES	$554,145,982	$544,975,212	$560,447	$8,610,323

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$49,574,838	$49,574,838	$—	$—
Consumer Discretionary	44,605,160	44,605,160	—	—
Financials	6,508,767	6,508,767	—	—
Healthcare	28,708,023	28,708,023	—	—
Industrials	22,615,239	22,615,239	—	—
Information Technology	114,215,165	114,215,165	—	—
Materials	9,338,835	9,338,835	—	—
Utilities	7,445,304	7,445,304	—	—
TOTAL COMMON STOCKS	$283,011,331	$283,011,331	$—	$—
EXCHANGE TRADED FUNDS	7,750,110	7,750,110	—	—
MUTUAL FUNDS	8,487,180	8,487,180	—	—
PREFERRED STOCKS
Information Technology	5,435,486	—	—	5,435,486
SPECIAL PURPOSE VEHICLE
Information Technology	1,405,392	—	—	1,405,392

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$8,647,023	$8,647,023	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$314,736,522	$307,895,644	$—	$6,840,878

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,594,532	$3,594,532	$—	$—
Consumer Discretionary	3,148,107	3,148,107	—	—
Consumer Staples	2,684,852	2,684,852	—	—
Energy	1,938,028	1,938,028	—	—
Financials	5,855,395	5,855,395	—	—
Healthcare	5,314,361	5,314,361	—	—
Industrials	2,347,954	2,347,954	—	—
Information Technology	12,058,736	12,058,736	—	—
Materials	737,843	737,843	—	—
Utilities	666,733	666,733	—	—
TOTAL COMMON STOCKS	$38,346,541	$38,346,541	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	205,252	205,252	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,306,984	1,306,984	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	71,608	71,608	—	—
TOTAL INVESTMENTS IN SECURITIES	$39,930,385	$39,930,385	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,602,208	$9,602,208	$—	$—
Consumer Discretionary	10,972,742	10,972,742	—	—
Consumer Staples	1,221,831	1,221,831	—	—
Financials	12,897,006	12,897,006	—	—
Healthcare	8,446,616	8,446,616	—	—
Industrials	29,066,993	29,066,993	—	—
Information Technology	36,923,973	36,923,973	—	—
Materials	1,629,945	1,629,945	—	—
Real Estate	5,261,600	5,261,600	—	—
Utilities	3,910,537	3,910,537	—	—
TOTAL COMMON STOCKS	$119,933,451	$119,933,451	$—	$—
EXCHANGE TRADED FUNDS	4,439,161	4,439,161	—	—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	597,566	—	—	597,566
TOTAL PREFERRED STOCKS	$597,566	$—	$—	$597,566

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Healthcare	$— [2]	$—	$—	$— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	887,616	—	—	887,616
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	3,928,632	3,928,632	—	—
TOTAL INVESTMENTS IN SECURITIES	$129,786,426	$128,301,244	$—	$1,485,182

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$559,642	$559,642	$—	$—
Consumer Discretionary	18,843,805	18,843,805	—	—
Consumer Staples	4,568,209	4,568,209	—	—
Energy	5,314,732	5,314,732	—	—
Financials	3,665,788	3,665,788	—	—
Healthcare	29,155,631	29,098,173	—	57,458
Industrials	16,255,908	16,255,908	—	—
Information Technology	32,505,409	32,505,409	—	—
Materials	1,153,534	1,153,534	—	—
TOTAL COMMON STOCKS	$112,022,658	$111,965,200	$—	$57,458
PREFERRED STOCKS
Healthcare	212,291 [1]	—	—	212,291 [1]
Information Technology	645,272	—	—	645,272
TOTAL PREFERRED STOCKS	$857,563	$—	$—	$857,563
RIGHTS
Healthcare	59,110 [2]	—	—	59,110 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,257,456	—	—	1,257,456
SHORT-TERM INVESTMENTS
Money Market Funds	7,408,681	7,408,681	—	—
TOTAL INVESTMENTS IN SECURITIES	$121,605,468	$119,373,881	$—	$2,231,587

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,740,220	$3,740,220	$—	$—
Consumer Discretionary	3,251,209	3,251,209	—	—
Consumer Staples	2,814,448	2,814,448	—	—
Energy	2,018,896	2,018,896	—	—
Financials	6,077,818	6,077,818	—	—
Healthcare	5,503,663	5,503,663	—	—
Industrials	2,456,405	2,456,405	—	—
Information Technology	12,522,370	12,522,370	—	—
Materials	773,582	773,582	—	—
Utilities	691,501	691,501	—	—
TOTAL COMMON STOCKS	$39,850,112	$39,850,112	$—	$—
CORPORATE BONDS
Communication Services	994,470	—	994,470	—
Consumer Discretionary	1,991,726	—	1,991,726	—
Consumer Staples	1,003,243	—	1,003,243	—
Energy	503,166	—	503,166	—
Financials	2,019,377	—	2,019,377	—
Healthcare	3,998,956	—	3,998,956	—
Industrials	1,005,502	—	1,005,502	—
Information Technology	2,194,465	—	2,194,465	—
Materials	514,218	—	514,218	—
Utilities	504,070	—	504,070	—
TOTAL CORPORATE BONDS	$14,729,193	$—	$14,729,193	$—
MASTER LIMITED PARTNERSHIP
Energy	214,366	214,366	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,362,372	1,362,372	—	—
U.S. GOVERNMENT BONDS	1,050,183	—	1,050,183	—
SHORT-TERM INVESTMENTS
Money Market Funds	760,343	760,343	—	—
TOTAL INVESTMENTS IN SECURITIES	$57,966,569	$42,187,193	$15,779,376	$—

[1]
Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc.,
Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2025.

[2]	Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of March 31, 2025.
[3]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of March 31, 2025.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$8,294,360
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(35,385)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	8,258,975
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(35,385)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$412,737
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(61,389)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	351,348
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(61,389)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at November 1, 2024	$5,435,486
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	5,435,486
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,650,948
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(245,556)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	1,405,392
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(245,556)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$597,566*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	597,566*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$55,263
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(55,263)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(55,263)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at Janaury 1, 2025	$1,042,704
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(155,088)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	887,616
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(155,088)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2025	$1,404,534
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,347,076)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	57,458
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(1,347,076)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$916,844*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(59,281)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	857,563
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(59,281)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$93,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(34,743)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	59,110*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(34,743)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,477,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(219,708)
Purchases and Sales/Distributons
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	1,257,456
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$(219,708)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Portfolio's Level 3 fair value measurements of each Portfolio's investments as of March 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

	Fair Value March 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$8,258,975	Market Approach	Revenue Multiple	7.00x - 22.57x	14.25x
Special Purpose Vehicle	351,348	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Large Cap Growth Portfolio
Preferred Stocks	5,435,486	Market Approach	Revenue Multiple	22.57x	N/A*
Special Purpose Vehicle	1,405,392	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Mid Cap Growth Portfolio
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	597,566	Market Approach	Revenue Multiple	22.57x	N/A*

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Rights	$—***	Income Approach	Discount Rate	100%	N/A*
Special Purpose Vehicle	887,616	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Small Cap Growth Portfolio
Common Stocks	57,458	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	857,563	Market Approach	Revenue Multiple	1.33x - 22.57x	17.13x
Rights	59,111***	Income Approach	Discount Rate Probability of Success	5.09% 0% - 44%	5.09% 39.74%
Special Purpose Vehicle	1,257,456	Market Approach	Revenue Multiple	7.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of March 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended March 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended March 31, 2025, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio(s) for purposes of the 1940 Act. Transactions during the period ended March 31, 2025 with such affiliated persons are summarized below. During this period, other Portfolio's of the Fund may also have held voting shares of the issuers at levels below 5%.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at March 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at March 31, 2025
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(61,389)	$351,348
Total	—	—	—	—	$—	$—	$(61,389)	$351,348

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at March 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at March 31, 2025
Alger Large Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger 35 ETF	353,188	—	—	353,188	$—	$—	$(1,180,602)	$7,750,110
MUTUAL FUNDS
Alger 35 Fund	559,471	—	—	559,471	—	—	(1,504,977)	8,487,180
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(245,556)	1,405,392
Total	912,659	—	—	912,659	$—	$—	$(2,931,135)	$17,642,682

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at March 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at March 31, 2025
Alger Mid Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger Mid Cap 40 ETF	283,956	—	(5,193)	278,763	$—	$(9,491)	$(763,348)	$4,439,161
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(113,085)	647,220
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(42,003)	240,396
Total	283,956	—	(5,193)	278,763	$—	$(9,491)	$(918,436)	$5,326,777

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at March 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at March 31, 2025
Alger Small Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(180,936)	$1,035,552
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(38,772)	221,904
Total	—	—	—	—	$—	$—	$(219,708)	$1,257,456

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
March 31, 2025.